CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2023	12.31.2022
	ThCh$	ThCh$
Cash	552,062	203,931
Bank balances	119,335,228	108,486,568
Other fixed rate instruments	183,796,393	182,991,488
Cash and cash equivalents	303,683,683	291,681,987

By currency	12.31.2023	12.31.2022
	ThCh$	ThCh$
USD	9,462,829	14,266,343
EUR	437,604	870,613
ARS	18,340,987	29,215,288
CLP	140,758,085	138,205,025
PYG	38,469,449	39,201,097
BRL	96,214,729	69,923,621
Cash and cash equivalents	303,683,683	291,681,987